NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable
Bank acceptance notes:

	December 31,
	2016	2015

Due April 28, 2017	$7,207,727	$-
Due March 30, 2017, subsequently settled on due date	2,883,091	-
Due March 13, 2017, subsequently settled on due date	1,441,545	-
Due February 18, 2017, subsequently settled on due date	1,441,545	-
Due January 21, 2017, subsequently settled on due date	2,306,473	-
Due May 20, 2016, subsequently settled on due date	-	2,618,727
Due March 22, 2016, subsequently settled on due date	-	1,540,429
Due March 22, 2016, subsequently settled on due date	-	1,540,429
Due January 28, 2016, subsequently settled on due date	-	770,214
Due January 3, 2016, subsequently settled on due date		1,540,429
Total	$15,280,381	$8,010,228